Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel operating expenses [Abstract]
Employee benefits (Note 6)	$ 167,275	$ 163,462	$ 167,098	$ 167,098
Maintenance and repair expenses	79,716	76,994	70,584
Insurance expense	13,143	12,234	11,832
Other vessel operating expenses	17,907	16,179	14,389
Vessel operating expenses	278,041	268,869	263,903
Other expense [Abstract]
Corporate support service fee	2,730	5,090	4,191
Employee benefits (Note 6)	50,605	42,816	37,766	$ 37,766
Other operating expense	26,111	21,665	17,567
Other expenses	79,446	69,571	59,524
Hafnia Vessels and TC Vessels [Member]
Voyage expenses [Abstract]
Fuel oil consumed	357,532	349,081	388,497
Port costs	150,806	158,967	122,331
Brokers' commission expenses	26,245	26,451	27,080
Other voyage expenses	8,809	2,633	10,096
Pool allocation	925	11,733	31,851
Voyage expenses	544,317	548,865	579,855
External Vessels in Disponent-Owner Pools [Member]
Voyage expenses [Abstract]
Fuel oil consumed	190,064	161,820	0
Port costs	71,231	62,691	0
Brokers' commission expenses	51,386	48,500	0
Other voyage expenses	18,369	14,532	0
Pool allocation	1,752	(7,794)	0
Voyage expenses	$ 332,802	$ 279,749	$ 0